Net (loss)/income per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net (loss)/income attributable to the Sound Group Inc.’s ordinary shareholders per share
Schedule of Basic and Diluted Net (loss)/income Per Share

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(134,515)	(80,976)	220,649
Less: net loss attributable to the non-controlling interest shareholders	(7,864)	(11,396)	(5,833)
Net (loss)/income attributable to Sound Group Inc.’s ordinary shareholders	(126,651)	(69,580)	226,482
Denominator:
Weighted average number of ordinary shares outstanding, basic	1,078,969,851	1,026,725,421	940,749,734
Add:
Share options	-	-	2,809,399
Weighted average number of ordinary shares outstanding, diluted	1,078,969,851	1,026,725,421	943,559,133

Basic net (loss)/income per share attributable to Sound Group Inc.’s ordinary shareholders	(0.12)	(0.07)	0.24
Diluted net (loss)/income per share attributable to Sound Group Inc.’s ordinary shareholders	(0.12)	(0.07)	0.24